Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies
Schedule of future minimum lease under non-cancelable operating lease agreements and other commitments

As of December 31, 2018, future minimum lease under non-cancelable operating lease agreements and other commitments related to purchases of platform content and services were as follows:

	Operating	Advertising
	Lease	Fee
	Commitments	Commitments	Total
	RMB in thousands
2019	65,400	7,000	72,400
2020	72,230	—	72,230
2021	73,054	—	73,054
2022	69,681	—	69,681
Beyond 2022	19,544	—	19,544